CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance	$ 117	$ 85
Inventory, net of reserves	$ 520	$ 0
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	100,000	100,000
Common stock, Issued	52,211	47,299
Common stock, outstanding	52,211	47,299